Capital management	12 Months Ended
Mar. 31, 2022
Capital management

41. Capital management

For the purpose of the Group’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the parent. The primary objective of the Group’s capital management is to ensure that it maintains a strong credit rating and healthy capital ratios in order to support its business and maximise the shareholder’s value.

In order to achieve this overall objective, the Group’s capital management, amongst other things, aims to ensure that it meets financial covenants attached to its interest-bearing loans and borrowings that form part of its capital structure requirements. Breaches in the financial covenants would permit the bank to immediately call interest-bearing loans and borrowings. There have been no breaches of the financial covenants of any interest-bearing loans and borrowing in the current period.

During the year ended March 31, 2021, the Company had raised additional capital through follow-on public offering (refer to Note 29). During the financial year March 31, 2022 and March 31, 2021, the company had taken a factoring facility from ICICI Bank (refer to Note 32).

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions and the requirements of the financial covenants. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes during the years ended March 31, 2022 and March 31, 2021.

	March 31,
	2021	2022
Borrowings (Note 32)	131,055	358,580
Less :cash and cash equivalents (Note 28)	(1,711,589)	(800,282)
Net debt	(1,580,534)	(441,702)

Share warrants (Note 36)	32,391	-
Equity	1,157,828	890,258
Total Equity	1,190,219	890,258

Gearing ratio (Net debt / total equity + net debt)	404.94%	-98.47%

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)